Basis of presentation and consolidation	12 Months Ended
Mar. 31, 2021
Basis Of Presentation And Consolidation [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved for issue by the Board of Directors (the "Board") of the Company on May 20, 2021.
The consolidated financial statements have been prepared on a historical cost basis, except for our lease liabilities which are measured at present value and certain financial assets and liabilities, which have been measured at fair value as described below. The consolidated financial statements provide comparative information in respect of the previous period. Certain comparative figures have been reclassified in order to conform to the current period presentation.
The consolidated financial statements include the accounts of Lightspeed and its wholly-owned subsidiaries, Lightspeed POS USA Inc., Lightspeed POS Belgium BV, Lightspeed POS UK Ltd., Lightspeed Netherlands BV, Lightspeed Payments USA Inc., ReUp Technologies Inc., Chronogolf Inc. ("Chronogolf"), Lightspeed Commerce CH S.A. (formerly known as iKentoo S.A.), Kounta Pty Ltd, Lightspeed POS Germany GmbH (formerly known as Gastrofix GMBH) ("Gastrofix"), Lightspeed Commerce USA Inc. (the successor to ShopKeep Inc.) and Upserve Inc. (collectively, the "subsidiaries"). All significant intercompany balances and transactions have been eliminated on consolidation.
The financial statements of all subsidiaries, including those of new subsidiaries of Lightspeed from the reporting period starting on their acquisition or incorporation date, are prepared for the same reporting period as Lightspeed using Lightspeed’s accounting policies. All subsidiaries are fully consolidated until the date that Lightspeed’s control ceases.
In March 2020, the World Health Organization characterized a novel strain of the coronavirus, known as COVID-19, as a pandemic. Concerns related to the spread of COVID-19, the continuing resurgences of COVID-19, and the related containment measures intended to mitigate its impact have created substantial disruption in the global economy. Refer to note 4 of these consolidated financial statements for a description of how COVID-19 impacted the Company’s significant accounting estimates and assumptions.